Interest and Other Income from Continuing Operations (Details) - Schedule of Interest and Other Income from Continuing Operations - AUD ($)		12 Months Ended
		Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Interest income
Interest income		$ 16,436	$ 2,504	$ 20,676
Total interest income		16,436	2,504	20,676
Other income
R&D Tax Incentive	[1]	3,914,230	4,669,405	4,126,364
COVID-19 relief	[2]			145,626
Other grant	[3]		454,120	213,235
Miscellaneous Income		2,103
Total other income		3,916,333	5,123,525	4,485,225
Total interest and other income from continuing operations		$ 3,932,769	$ 5,126,029	$ 4,505,901

[1]	A 43.5% R&D Tax incentive refundable tax offset, will be available to eligible small companies with an annual aggregate turnover of less than $20 million. For the years ended June 30, 2023, June 30, 2022 and June 30, 2021, the Group is eligible to receive the refundable tax offset, the management with input from an independent expert, has applied judgement when assessing activities and expenditures that are likely to be eligible under the incentive scheme and therefore recorded $3,914,230, $4,669,405 and $4,126,364 in other income, respectively.
[2]	The COVID-19 relief relates to government assistance received during the year, from the Australian Governments (at both federal and state level), in response to the economic and financial challenges in the current economy. This COVID-19 relief consists of the eligible cash flow boost grants and state level payroll tax refund and waivers. The Group has recognised this relief as part of government grants in line with IAS 20.
[3]	Other grant relates to the receipt of grant funding awarded by Michael J. Fox Foundation for Parkinson’s Research during the year ended June 30, 2022 and June 30, 2021.